SCHEDULE OF LOANS (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Apr. 23, 2021	May 19, 2020
IfrsStatementLineItems [Line Items]
Rate				25.00%
Total Carrying Value	$ 92,906	$ 93,317
CEBA [member]
IfrsStatementLineItems [Line Items]
Start Date	May 19, 2020
Maturity Date	Dec. 31, 2022
Rate	0.00%		5.00%	5.00%
Total Carrying Value	$ 38,021	37,384
CEBA [member]
IfrsStatementLineItems [Line Items]
Start Date	Apr. 23, 2021
Maturity Date	Dec. 31, 2022
Rate	0.00%
Total Carrying Value	$ 38,021	37,383
Vehicle Loan [member]
IfrsStatementLineItems [Line Items]
Start Date	Aug. 30, 2019
Maturity Date	Sep. 11, 2024
Rate	6.99%
Total Carrying Value	$ 16,864	$ 18,550